Equity and Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Dividends Declared

Declaration Date	Record Date	Payment Date	Dividend Paid Per Common Share
November 8, 2022	December 16, 2022	December 30, 2022	$0.23
September 30, 2022	October 10, 2022	October 20, 2022	$0.23

Rollforward of Accumulated Other Comprehensive Income (Loss)
The following table presents a roll forward of Accumulated other comprehensive income (loss):

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which allowance for credit losses was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Balance at December 31, 2019, net of tax	$—	$9,361	$—	$(40)	$8	$9,329
Change in unrealized depreciation of investments	(89)	8,984	—	—	—	8,895
Change in deferred policy acquisition costs adjustment and other	11	(1,194)	—	—	—	(1,183)
Change in future policy benefits	—	(870)	—	—	—	(870)
Change in cash value hedges	—	—	—	—	—	—
Change in foreign currency translation adjustments	—	—	—	61	—	61
Change in net actuarial loss	—	—	—	—	(2)	(2)
Change in prior service credit	—	—	—	—	—	—
Change in deferred tax asset (liability)	16	(1,583)	—	(4)	—	(1,571)
Total other comprehensive income	(62)	5,337	—	57	(2)	5,330
Less: Noncontrolling interests	—	—	—	6	—	6
Balance at December 31, 2020, net of tax	$(62)	$14,698	$—	$11	$6	$14,653
Change in unrealized depreciation of investments	39	(7,496)	—	—	—	(7,457)
Change in deferred policy acquisition costs adjustment and other	(11)	973	—	—	—	962
Change in future policy benefits	—	915	—	—	—	915
Change in foreign currency translation adjustments	—	—	—	(22)	—	(22)
Change in net actuarial loss	—	—	—	—	1	1
Change in prior service credit	—	—	—	—	—	—
Change in deferred tax asset (liability)	(6)	1,099	—	2	—	1,095
Total other comprehensive income	22	(4,509)	—	(20)	1	(4,506)
Other	—	20	—	—	—	20
Less: Noncontrolling interests	—	—	—	—	—	—
Balance at December 31, 2021, net of tax	$(40)	$10,209	$—	$(9)	$7	$10,167
Change in unrealized depreciation of investments	(78)	(40,323)	—	—	—	(40,401)
Change in deferred policy acquisition costs adjustment and other	9	6,296	—	—	—	6,305
Change in future policy benefits	—	2,612	—	—	—	2,612
Change in cash flow hedges	—	—	203	—	—	203
Change in foreign currency translation adjustments	—	—	—	(109)	—	(109)
Change in net actuarial loss	—	—	—	—	2	2
Change in deferred tax asset (liability)	15	5,287	(46)	8	—	5,264
Total other comprehensive income (loss)	(54)	(26,128)	157	(101)	2	(26,124)
Less: Noncontrolling interests	—	—	—	(10)	—	(10)
Balance, December 31, 2022, net of tax	$(94)	$(15,919)	$157	$(100)	$9	$(15,947)

Reclassification out of Accumulated Other Comprehensive Income
The following table presents the other comprehensive income (loss) reclassification adjustments for the years ended December 31, 2022, 2021, and 2020 respectively:

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Securities on Which Allowance for Credit Losses Was Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Cash Flow Hedges	Foreign Currency Translation Adjustments	Retirement Plan Liabilities Adjustment	Total
Year Ended December 31, 2022
Unrealized change arising during period	$(80)	$(31,963)	$203	$(109)	$2	$(31,947)
Less: Reclassification adjustments included in net income	(11)	(548)	—	—	—	(559)
Total other comprehensive income (loss), before income tax expense (benefit)	(69)	(31,415)	203	(109)	2	(31,388)
Less: Income tax expense (benefit)	(15)	(5,287)	46	(8)	—	(5,264)
Total other comprehensive income (loss), net of income tax expense (benefit)	$(54)	$(26,128)	$157	$(101)	$2	$(26,124)
Year Ended December 31, 2021
Unrealized change arising during period	$28	$(4,860)	$—	$(21)	$1	$(4,852)
Less: Reclassification adjustments included in net income	—	748	—	—	—	748
Total other comprehensive income (loss), before income tax expense (benefit)	28	(5,608)	—	(21)	1	(5,600)
Less: Income tax expense (benefit)	6	(1,099)	—	(1)	—	(1,094)
Total other comprehensive income (loss), net of income tax expense (benefit)	$22	$(4,509)	$—	$(20)	$1	$(4,506)
Year Ended December 31, 2020
Unrealized change arising during period	$(107)	$7,558	$—	$60	$(2)	$7,509
Less: Reclassification adjustments included in net income	(29)	636	—	—	—	607
Total other comprehensive income (loss), before income tax expense (benefit)	(78)	6,922	—	60	(2)	6,902
Less: Income tax expense (benefit)	(16)	1,585	—	3	—	1,572
Total other comprehensive income (loss), net of income tax expense (benefit)	$(62)	$5,337	$—	$57	$(2)	$5,330
The following table presents the effect of the reclassification of significant items out of Accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

	Amount Reclassified from AOCI			Affected Line Item in the Consolidated Statements of Income (Loss)
	Years Ended December 31,
(in millions)	2022	2021	2020
Unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken
Investments	$(11)	$—	$(29)	Net realized gains (losses)
Total	(11)	—	(29)
Unrealized appreciation (depreciation) of all other investments
Investments	(548)	748	636	Net realized gains (losses)
Total	(548)	748	636
Total reclassifications for the period	$(559)	$748	$607

Non-Redeemable Noncontrolling Interest

	Non-Redeemable Noncontrolling Interest
	Years Ended December 31,
(in millions)	2022	2021	2020
Beginning balance	$1,759	$2,549	$1,874
Net income attributable to redeemable noncontrolling interest	320	929	224
Other comprehensive loss, net of tax	(10)	—	6
Changes in noncontrolling interests due to divestitures and acquisitions	(104)	(373)	633
Contributions from noncontrolling interests	155	264	268
Distributions to noncontrolling interests	(1,181)	(1,611)	(454)
Other	—	1	(2)
Ending balance	$939	$1,759	$2,549

Rollforward of Redeemable Noncontrolling Interest
The following table presents a roll forward of redeemable noncontrolling interest:

	Redeemable Noncontrolling Interest
	Years Ended December 31,
(in millions)	2022	2021	2020
Beginning balance	$83	$51	$—
Distributions to noncontrolling interests	(83)	—	—
Contributions from noncontrolling interests	—	32	50
Net income attributable to redeemable noncontrolling interest	—	—	1
Ending balance	$—	$83	$51